Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	€ (7,708)	€ 8,116	€ 9,315
OTHER RECOGNISED INCOME AND EXPENSE	(9,794)	267	(2,298)
Items that will not be reclassified to profit or loss	(1,018)	(1,351)	332
Actuarial gains and losses on defined benefit pension plans	(25)	(1,677)	618
Non-current assets held for sale	0	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(4)	1	1
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(917)	(29)	(174)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	4	44	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(4)	(44)	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	31	(156)	109
Income tax relating to items that will not be reclassified	(103)	510	(222)
Items that may be reclassified to profit or loss	(8,776)	1,618	(2,630)
Hedges of net investments in foreign operations (effective portion)	2,340	(1,151)	(2)
Revaluation gains (losses)	2,340	(1,151)	(2)
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Exchanges differences	(11,040)	1,232	(2,253)
Revaluation gains (losses)	(11,040)	1,232	(2,253)
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	(53)	8	174
Revaluation gains (losses)	799	(1,104)	491
Amounts transferred to income statement	(852)	1,112	(317)
Transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(100)	2,414	(591)
Revaluation gains (losses)	692	2,588	(29)
Amounts transferred to income statement	(1,165)	(792)	(562)
Other reclassifications	373	618	0
Non-current assets held for sale	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Share of other recognised income and expense of investments	(151)	(15)	(97)
Income tax relating to items that may be reclassified to profit or loss	228	(870)	139
Total recognised income and expenses for the year	(17,502)	8,383	7,017
Attributable to non-controlling interests	245	1,911	1,396
Attributable to the parent	€ (17,747)	€ 6,472	€ 5,621